SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, revenue recognition, estimating the useful lives and impairment assessment of long-lived assets and goodwill, accounting for and impairment assessment of investments, impairment assessment of accounts receivable and other receivables, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s financial instruments where the Company is the issuer. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(d)	Foreign currency

The functional currency of the Company is the United States dollar (“$” or “USD”), whereas the functional currency of the Company’s subsidiaries and its VIEs are the respective local currencies as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the USD as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company’s subsidiaries and its VIEs that has functional currencies other than USD are translated into USD at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive loss, a component of shareholders’ equity.

Exchange differences arising on monetary items that form part of the Company’s net investment in foreign operations are recognized initially in other comprehensive loss and accumulated under accumulated other comprehensive loss in equity. The other comprehensive gain or loss arising from exchange differences is reclassified from equity to profit or loss of the Company on disposal of the foreign operation.

Cash and cash equivalents
(e)	Cash and cash equivalents

The Company considers cash equivalents to be short-term, highly-liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase. Cash and cash equivalents consist of cash on hand, demand deposits and money market funds placed with banks and other financial institutions which are unrestricted as to withdrawal and use.

Restricted cash
(f)	Restricted cash

Restricted cash comprise deposits pledged with banks as security in relation to utilization of the banks’ payment gateway and corporate cards, performance guarantees, monies received held in escrow in connection with the Company’s e-commerce business and advances received from customers in connection with the Company’s digital financial services business that are restricted and not available for the Company’s use.

Accounts receivable and allowance for doubtful accounts
(g)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An account receivable is written off after all collection effort has ceased.

Inventories
(h)	Inventories

Inventories which comprise mainly of (i) merchandise products sold through the Company’s e-commerce business platform and (ii) prepaid telecommunication cards sold through the Company’s digital financial service platform are valued at the lower of cost and net realizable value.

Costs incurred in bringing each product to its present location and condition are accounted at purchase cost on first-in-first-out basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Property and equipment
(i)	Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

-	Computers	3 years
-	Office equipment	3 years
-	Furniture and fittings	3 years
-	Leasehold improvements	Over the shorter of lease term or the estimated
useful lives of the assets
-	Motor vehicles	6 to 10 years

The useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the property and equipment are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these property and equipment are ready for their intended use.

Goodwill
(j)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company's acquisitions of interests in its subsidiary and consolidated VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company applies a one-step quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

No impairment of goodwill was recorded in the year ended December 31, 2018.

Intangible assets
(k)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment.

All costs that are incurred in connection with the planning and implementation phases of the development of software for internal use are expensed. Costs incurred in the development phase are capitalized and amortized over the estimated useful life. No costs were capitalized for any of the periods presented.

Costs incurred internally in researching and developing a software product to be sold, leased or marketed are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. No costs were capitalized for any of periods presented.

Intangible assets with finite useful lives are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Licensing fee	Over the shorter of licensing period or the estimated useful lives of the intangible assets
Trademarks	10 years
IP right	1 to 6 years
Software	3 to 6 years
Customer relationships	3 years
Software platforms	3 years

The useful lives and methods of amortization of intangible assets are reviewed at each financial year end and adjusted prospectively, if appropriate.

Software, customer relationships and software platforms are included in ‘Others’ in the note 8 to the consolidated financial statements.

Investments
(l)	Investments

On January 1, 2018, the Company adopted ASU No. 2016-01, Financial Instruments – Overall, (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which updates certain aspects of recognition, measurement, presentation and disclosure of financial instruments. There was no adjustment to beginning accumulated deficit. The Company’s investments consist of available-for-sale investments, equity security investments and equity method investments.

In accordance with ASC 320, Investments - Debt Securities, the Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and measured at fair value. Unrealized holding gains and losses for trading securities are included in earnings. Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities would be recognized in earnings when the decline in value is determined to be other-than-temporary.

In accordance with ASC 321, Investments – Equity Securities, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at fair value with unrealized gains and losses included in earnings. The Company has elected to measure its equity security investments without readily determinable fair value at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same investee. The Company’s management regularly evaluates the impairment of its equity security investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in (a) entities in which the Company can exercise significant influence but does not own a majority equity interest or control and (b) limited partnership in which the Company holds a five percent or greater interest. Such investments are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments - Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

The Company discontinues applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the Company has other investments in the investee that have liquidation preferences more senior than the ordinary shares and the equity-method investment in the ordinary shares is reduced to zero, the Company continues to report its share of equity losses in the consolidated statement of operations, to the extent of and as an adjustment to the adjusted basis of the other investments in the investee. The order in which the equity losses are applied to the other investments follows the seniority of the other investments in the same investee.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a company of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

Fair value of financial instruments
(n)	Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, restricted cash (current), accounts receivable, other receivables within prepaid expenses and other current assets, accounts payable, short term bank borrowings, balances with related parties and other payables, approximate their fair values because of the short maturity of these instruments. The carrying amounts of restricted cash (non-current) and long term bank borrowings approximate their fair value since they bear interest rates which approximate market interest rates. Available-for-sale debt securities are initially recognized at acquisition cost and subsequently remeasured at the end of each reporting period with the change in fair value recognized in accumulated other comprehensive income (loss). Convertible notes consist of 2017 Convertible Notes and 2018 Convertible Notes as defined in Note 12 of the consolidated financial statements. The 2017 Convertible Notes are initially recognized at cost and subsequently remeasured at the end of each reporting period with the change in fair value recognized in the current period earnings. For the 2018 Convertible Notes, the liability component of the convertible notes was initially measured at fair value and subsequently amortized to its redemption amount using the effective interest rate method. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its available-for-sale debt securities and convertible notes that are recognized in the consolidated financial statements.

Revenue recognition
(o)	Revenue recognition

On January 1, 2018, the Company adopted Topic 606 Revenue from contracts with customers using the modified retrospective method on those contracts which were not completed as of January 1, 2018. There was no material adjustment to the beginning accumulated deficit on January 1, 2018. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled to for those goods or services. Revenue is measured based on the amount of consideration that the Company expects to receive reduced by discounts, incentives and rebates. Revenue also excludes any amounts collected on behalf of third parties, including sales taxes and indirect taxes.

The Company evaluates revenue from services and sales of goods to determine if it controls such services and goods to be the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis). The key indicators that the Company evaluates in determining gross versus net treatment include, but are not limited to, (i) which party is primarily responsible for fulfilling the promise to provide the specified good or service; (ii) which party bears inventory risks before the specified good or service has been transferred to a customer; and (iii) which party has discretion in establishing the price for the specified good or service.

(i)	Digital entertainment revenue

The Company distributes online games, including self-developed games and licensed games from game developers, through its PC and mobile based applications and certain app stores.

The Company offers many ways for users to purchase in-game virtual items, including the Airpay and Shopee platform, other online payment gateways, bank transfers, credit cards, mobile phone billing and prepaid cards, including its own prepaid cards, which are sold through agents. As the Company controls the service of providing games to the users, and it has a direct contractual arrangement with the paying users and has the right to determine the price to be paid by such users, the gross proceeds collected from these channels represent revenue to be recognized by the Company and the amounts retained by these channels based on a predetermined percentage represent cost of revenue to be recognized by the Company.

Proceeds from these sales are initially recognized as “Advances from customers” and subsequently reclassified to “Deferred revenue” when the users make in-game purchases of the virtual currencies or virtual items within the games operated by the Company and the in-game purchases are no longer refundable. Deferred revenue as of December 31, 2017 recognized as revenue during the year ended December 31, 2018 was $246,278.

For the licensed games, the Company records revenue inclusive of the royalties payable to game developers, which are based on revenue-sharing ratios, as it controls the service of providing the games to the users, and is primarily responsible to the customers and has latitude in establishing the pricing of the virtual items.

Revenue is recognized when services are provided to the users. For purposes of determining when the services are provided to the users, the Company has determined that an implied obligation exists to the paying users to continue providing access to the purchased virtual goods within the online games over an estimated delivery obligation period. Such delivery obligation period is determined in accordance with the estimated average lifespan of the virtual goods sold, estimated average lifespan of the paying users or the estimated game licensing periods of the said games or similar games.

a)	Item-based revenue model

Virtual items have different lifespan patterns: time-based, consumable and durable. Time-based virtual items are items with a stated expiration time, for which revenue is recognized ratably over the period based on the time unit of the virtual items. Consumable virtual items are items that can be consumed by a specific user action and have limitations on repeated use. Revenue attributable to consumable virtual items is recognized upon consumption. Durable virtual items are items that provide the user with continuing benefits over an extended period of time. Revenue attributable to durable virtual items is recognized ratably over their average lifespan, which are estimated based on the historical users’ usage pattern and playing behaviors for the virtual items. The Company assesses the estimated average lifespan of the durable virtual items on a quarterly basis.

b)	User-based revenue model

The Company tracks paying users’ activeness within each game where the user-based revenue model is used to estimate paying users’ average lifespan. Paying users are defined as inactive when they have reached a period of inactivity for which it is reasonable to believe that these users will not return to a specific game. The Company determines the inactive rate of these paying users and revises the estimated average paying users lifespan on a quarterly basis.

c)	Game-based revenue model

Revenue is recognized ratably over the estimated game licensing periods if there is no better estimation alternatives.

The Company believes the current revenue models provide reasonable depiction of the service transferred patterns to the customers and they represent the best estimation of the time period the customers are likely to play the respective games. Determining the estimated service period is subjective and requires management's judgment. Future users’ usage patterns and playing behavior may change and differ from the historical usage patterns and playing behaviour and therefore the estimated service period may change accordingly in the future.

(ii)	E-commerce

The Company’s e-commerce business (“Shopee”) charges its sellers on its marketplace a fixed rate commission fee based on gross merchandise value in selected markets. Fees are charged when the transactions are completed and settled. Such commission fees charged is recognized on a net basis.

The Company also provides logistic services to end customers. Revenue from logistic services are recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs.

Shopee operates a customer loyalty program, where end users who purchase merchandises and participate in activities through Shopee’s platform are given Shopee coins which entitle them to offset future purchases, participate in activities and redeem vouchers through Shopee’s platform. A portion of the revenue attributable to Shopee coins is deferred until they are redeemed, used or expired.

The Company charges its sellers advertising fees through its paid ads service on Shopee platform.  The paid ads service allows the sellers to bid for keywords that match their product or service listing appearing in search or browser results on Shopee marketplace.  Their product or service listing will show higher in search rankings when users search for their bid keywords.  Sellers prepay for paid ads services and the advertising income is recognized based on the number of clicks on the product or service listings during the service period.

(iii)	Digital financial services

The Company earns commission from merchants when transactions are completed and settled through its digital financial services platform. Such commission are generally determined as a percentage based on the value of the merchandise being sold by the merchants. Commission is recognized in the consolidated statements of operations at the time when the underlying transaction is completed.

(iv)	Rendering of services

The Company also recognizes revenue from other services when the services are rendered.

(v)	Sales of goods

The Company recognizes revenue from sales of goods at the point in time that the customer obtains control of the goods, which generally occurs upon delivery to the customer.

Cost of revenue
(p)	Cost of revenue

Cost of revenue consists primarily of purchase price of inventories, depreciation of the Company’s long-lived assets, amortization of intangible assets, channel costs, royalty expenses, hosting charges, payroll related costs, bank transaction fees and the other overhead expenses.

Advertising expenditure
(q)	Advertising expenditure

Advertising expenditure are expensed as incurred and are included in sales and marketing expenses. As part of the advertising expenditure, sales incentives given to end users as a result of a concurrent sale are recognized as reductions of the corresponding consideration that the Company expects to receive. To the extent the sales incentives exceed the corresponding consideration that the Company expects to receive, the excess will be recorded in sales and marketing expenses.

Research and development expenses
(r)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs related to product development. Research and development expenses are expensed as incurred.

Leases
(s)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. The Company leases office space, apartments and equipment under operating lease agreements. Certain of the lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease incentives.

Income taxes
(t)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax” in the consolidated statements of operations.

Share-based compensation
(u)	Share-based compensation

All share-based compensation, including share options, restricted share awards, restricted share units and share appreciation rights under share incentive plan are accounted for under ASC 718, Compensation - Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of operations. The Company has elected to recognize compensation expense using the straight-line method for equity-classified share-based awards granted with service conditions that have a graded vesting schedule.

On January 1, 2017, the Company adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, and elected to account for forfeitures as they occur.

The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of the share options using the Black-Scholes pricing model (Note 13).

Loss per share
(v)	Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s contingently redeemable convertible preference shares are participating securities. For the year ended December 31, 2016, the computation of basic loss per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. The Company’s contingently redeemable convertible preference shares were fully converted into ordinary share upon the completion of the Company’s initial public offering (“IPO”). Partially paid shares are included in the computation of basic loss per share to the extent that these shares are entitled to dividends in proportion to the amount paid.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Prior to the IPO, ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s contingently redeemable convertible preference shares and the convertible notes using the if-converted method and ordinary shares, including partially paid shares, issuable upon the exercise of the share options, using the treasury stock method. Subsequent to the IPO, ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible notes using the if-converted method and ordinary shares, including partially paid shares, issuable upon the exercise of the share options, using the treasury stock method, when the impact is dilutive. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Comprehensive Ioss

(w)          Comprehensive Ioss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company’s overseas subsidiaries and change in fair value of available-for-sale investments.

Segment reporting

(x)          Segment reporting

The Company identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The CODM reviews financial information at the operating segment level to allocate resources and to assess the operating results and financial performance for each operating segment.

The Company has three operating and reportable segments: digital entertainment, e-commerce and digital financial services. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC 280, Segment Reporting.

Employee benefits

(y)          Employee benefits

(i)          Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of the jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(ii)         Employee leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly before twelve months after the end of the reporting period is recognized for services rendered by employees up to the end of the reporting period.

Share Repurchase	(z) Share Repurchase When the Company decides to cancel shares that are repurchased, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.
Recent accounting pronouncements

(za)         Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. The updated guidance is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases (“ASU 2018-10”), to supersede ASU 2016-02. In addition, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, that provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). The Company will adopt these new accounting pronouncements in its first quarter of 2019 on a modified retrospective transition basis. Therefore, upon adoption, the Company will recognize and measure leases without revising comparative period information or disclosure. While the Company is in the process of reviewing its existing lease portfolios to evaluate the impact of the standard on its consolidated financial statements, the Company expects that applying this standard would materially increase the assets and liabilities due to the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets, with an immaterial impact on its consolidated statements of operations and consolidated statements of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which modifies the measurement of expected credit losses of certain financial instruments. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The Company will adopt ASU 2016-13 in its first quarter of 2019. The Company does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the Statement of Cash Flows. The Company has adopted ASU 2016-15 in its first quarter of 2018.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory (“ASU 2016-16”), which permits the recognition of current and deferred income taxes of an intra-entity transfer of an asset other than inventory when the transfer occurs. The Company has adopted ASU 2016-16 in its first quarter of 2018.

In July 2018, the FASB issued ASU 2018-09, Codification Improvements (“ASU 2018-09”), which provides amendments to Subtopic 718-740, Compensation—Stock Compensation—Income Taxes. Under the new guidance, an entity should recognize excess tax benefits in the period in which the amount of the deduction is determined. The Company has adopted 2018-09 in its first quarter of 2018.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. Under the new guidance, disclosure requirements on the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements are being removed; and for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly. In addition, new disclosure requirements are added on the changes in unrealized gains and losses for the period included in other comprehensive loss for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, for certain unobservable inputs. An entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2019 and should be applied prospectively on or after the effective date. The Company does not expect the adoption of ASU 2018-13 to have a material impact on its consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 (“ASU 2018-18”), which provide clarity and guidance on whether certain transactions between collaborative arrangement participants should be accounted for with revenue under Topic 606. The guidance is effective for interim and annual periods beginning after December 15, 2019 and should be applied prospectively on or after the effective date. The Company does not expect the adoption of ASU 2018-18 to have a material impact on its consolidated financial statements.